UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace – 0.5%
Finmeccanica S.p.A.	231,500	$2,402,305
Meggitt PLC	1,837,786	8,526,013

		$10,928,318

Airlines – 0.6%
Copa Holdings S.A., “A”	107,780	$4,766,032
Qantas Airways Ltd. (a)	4,939,100	9,066,973

		$13,833,005

Alcoholic Beverages – 1.5%
Carlsberg Group	72,700	$5,527,191
Davide Campari-Milano S.p.A.	967,834	4,747,702
Foster’s Group Ltd.	1,322,650	6,257,218
Heineken Holding N.V.	136,004	4,961,797
Pernod Ricard S.A. (l)	132,438	10,244,983

		$31,738,891

Apparel Manufacturers – 2.3%
Billabong International Ltd.	1,198,757	$8,729,959
Burberry Group PLC	758,690	8,555,302
Cia.Hering	219,800	5,723,324
Compagnie Financiere Richemont S.A.	172,627	6,005,796
GERRY WEBER International AG	8,595	252,250
Li & Fung Ltd.	1,795,000	8,035,363
Stella International Holdings Ltd.	6,393,000	12,298,485

		$49,600,479

Automotive – 0.3%
USS Co. Ltd.	99,820	$7,125,003

Biotechnology – 0.4%
Actelion Ltd. (a)	127,884	$4,768,985
Lonza Group AG	44,248	2,945,548

		$7,714,533

Broadcasting – 0.4%
Grupo Televisa S.A., ADR	282,390	$4,916,410
Rightmove PLC	331,500	3,104,212

		$8,020,622

Brokerage & Asset Managers – 3.6%
Aberdeen Asset Management PLC	5,280,445	$10,107,918
Bolsa Mexicana de Valores S.A. de C.V.	2,632,900	4,108,228
Daiwa Securities Group, Inc.	2,052,000	8,632,166
Deutsche Boerse AG	243,900	14,818,592
GAM Holding Ltd. (a)	126,423	1,378,179
Hong Kong Exchanges & Clearing Ltd.	257,400	4,013,709
ICAP PLC	640,164	3,837,279
IG Group Holdings PLC	1,802,955	11,250,185
Osaka Securities Exchange Co. Ltd.	2,629	11,146,516
Rathbone Brothers PLC	641,435	7,618,765
Van Lanschot N.V. (a)	48,159	2,048,224

		$78,959,761

Business Services – 7.4%
Amadeus Fire AG (h)	263,777	$6,914,749
Amadeus Holdings AG (a)	1,509,268	23,737,264
Bunzl PLC	2,491,376	24,844,824
Cabcharge Australia Ltd.	1,659,900	7,140,155
Capgemini	93,879	4,101,589
Cielo S.A.	462,740	3,896,758

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
CTS Eventim AG	152,750	$7,341,912
Electrocomponents PLC	1,130,717	3,614,550
Homeserve PLC	202,417	6,002,317
Infosys Technology Ltd.	204,560	12,224,795
Intertek Group PLC	588,239	12,580,970
Kloeckner & Co. AG (a)	260,892	4,563,584
Kroton Educacional S.A., IEU (a)	564,716	4,176,708
LPS Brasil - Consultoria de Imoveis S.A.	399,500	5,086,155
MITIE Group PLC	619,554	1,959,970
Nomura Research Institute Ltd.	637,000	13,466,863
Redecard S.A.	268,200	3,788,975
Sodexo	216,434	11,987,314
TAKKT AG	357,368	3,685,488

		$161,114,940

Cable TV – 0.3%
Naspers	70,000	$2,352,693
Net Servicos de Comunicacao S.A., IPS (a)	445,800	4,198,670

		$6,551,363

Chemicals – 1.1%
Nufarm Ltd.	1,118,868	$5,031,917
Syngenta AG	57,898	13,369,769
Victrex PLC	372,623	6,054,215

		$24,455,901

Computer Software – 1.2%
OBIC Co. Ltd.	95,040	$18,246,363
Totvs S.A.	111,700	8,289,316

		$26,535,679

Computer Software - Systems – 3.4%
Acer, Inc.	5,018,330	$11,638,004
Fujitsu Ltd.	1,300,000	8,167,121
Konica Minolta Holdings, Inc.	2,502,000	24,077,440
Ricoh Co. Ltd.	521,000	6,621,562
Venture Corp. Ltd.	3,304,000	20,960,495
Wincor Nixdorf AG	58,964	3,299,133

		$74,763,755

Conglomerates – 1.9%
Ansell Ltd.	465,414	$5,111,710
DCC PLC	163,856	3,701,535
First Pacific Co. Ltd.	8,136,000	5,504,881
Keppel Corp. NPV	3,492,000	21,041,078
Smiths Group PLC	262,605	4,156,245
Tomkins PLC	822,800	2,764,180

		$42,279,629

Construction – 2.8%
Anhui Conch Cement Co. Ltd.	2,956,000	$8,562,116
Bellway PLC	1,496,175	13,664,110
Corporacion GEO S.A.B. de C.V. (a)	1,800,000	4,816,961
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,275,955
CRH PLC	117,216	2,456,806
Duratex S.A.	1,622,775	14,744,327
Geberit AG	52,784	8,185,373
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	1,296,500	2,398,912
Wienerberger AG (a)	243,268	2,966,403

		$61,070,963

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 5.8%
Beiersdorf AG	208,068	$11,437,762
Christian Dior S.A.	390,842	37,136,787
Dabur India Ltd.	4,092,781	18,428,436
Hengan International Group Co. Ltd.	1,234,000	9,957,160
Henkel KGaA, IPS	324,806	15,801,120
Kimberly-Clark de Mexico S.A. de C.V., “A”	808,060	4,669,148
Kose Corp.	179,500	4,225,056
Milbon Co. Ltd.	157,300	3,773,492
Natura Cosmeticos S.A.	209,530	4,643,324
PZ Cussons	427,300	2,168,243
Shiseido Co. Ltd.	206,600	4,544,336
Uni-Charm Corp.	73,000	8,220,792

		$125,005,656

Consumer Services – 1.3%
Anhanguera Educacional Participacoes S.A., IEU	764,200	$11,554,027
Dignity PLC	1,078,253	10,392,354
Rakuten NPV	5,553	4,010,302
Thomas Cook Group PLC	1,188,852	3,135,191

		$29,091,874

Containers – 0.8%
Klabin S.A., IPS	1,757,200	$4,867,590
Mayr-Melnhof Karton AG	85,690	7,623,183
Viscofan S.A.	207,728	5,610,745

		$18,101,518

Electrical Equipment – 0.9%
Legrand S.A.	289,820	$8,538,369
OMRON Corp.	78,821	1,704,634
Prysmian S.p.A.	113,356	1,628,427
Spectris PLC	699,270	8,053,491

		$19,924,921

Electronics – 2.2%
Advantech Co. Ltd.	5,919,352	$12,079,436
ASML Holding N.V.	162,984	4,475,778
Domino Printing Sciences PLC	323,542	2,199,005
Halma PLC	1,188,055	4,828,284
Hirose Electric Co. Ltd.	68,408	6,245,800
Hoya Corp.	339,300	7,204,668
Melexis N.V. (a)	237,947	2,411,236
Siliconware Precision Industries Co.	8,530,000	9,226,982

		$48,671,189

Energy - Independent – 3.4%
Arch Coal, Inc.	246,050	$4,874,251
Cairn Energy PLC (a)	2,900,000	17,742,790
Cobalt International Energy, Inc. (a)	273,400	2,036,830
EnQuest PLC (a)	207,119	303,766
Galp Energia SGPS S.A.	634,367	9,472,124
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,033,981
Nexen, Inc.	502,128	9,877,000
Niko Resources Ltd.	150,000	13,950,965
OMV AG	151,731	4,572,940
PTT Exploration & Production Public Co. Ltd.	1,479,300	6,553,861
Santos Ltd.	409,222	4,295,581

		$74,714,089

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.5%
Downer EDI Ltd.	2,473,000	$7,422,500
Fluor Corp. (s)	121,600	5,168,000
JGC Corp.	750,000	11,369,827
North American Energy Partners, Inc. (a)	484,071	4,274,347
Toshiba Plant Kensetsu Co. Ltd.	329,000	4,114,667

		$32,349,341

Food & Beverages – 2.0%
Associated British Foods PLC	883,707	$12,701,774
Coca-Cola Hellenic Bottling Co. S.A.	120,232	2,565,274
Cranswick PLC	8,402	107,339
Grupo Continental S.A.	2,383,390	6,610,366
Kerry Group PLC	754,563	20,901,992

		$42,886,745

Food & Drug Stores – 1.1%
Dairy Farm International Holdings Ltd.	636,300	$4,428,648
FamilyMart Co. Ltd.	111,500	3,674,797
Lawson, Inc.	260,700	11,393,924
Sundrug Co. Ltd.	186,100	4,514,799

		$24,012,168

Forest & Paper Products – 0.2%
Suzano Papel e Celulose S.A., IPS	557,350	$4,696,562

Gaming & Lodging – 1.6%
Genting Berhad	1,577,800	$3,455,149
Ladbrokes PLC	2,536,114	4,789,074
Paddy Power PLC	125,840	3,913,256
Sands China Ltd. (a)	9,958,400	14,617,959
William Hill PLC	2,801,414	7,065,410

		$33,840,848

General Merchandise – 0.7%
Dunelm Group PLC	400,000	$1,958,361
Lotte Shopping Co. Ltd.	45,434	13,012,073

		$14,970,434

Health Maintenance Organizations – 0.3%
Odontoprev S.A.	193,200	$6,732,565

Insurance – 4.9%
Admiral Group PLC	610,199	$12,758,311
Aflac, Inc.	81,759	3,488,657
Amlin PLC	1,340,126	7,705,970
Aspen Insurance Holdings Ltd. (s)	381,685	9,442,887
Catlin Group Ltd.	1,488,461	7,746,224
China Pacific Insurance (Group) Co. Ltd	632,600	2,493,995
CNP Assurances S.A.	98,992	6,743,039
Hiscox Ltd.	2,384,979	12,148,034
Jardine Lloyd Thompson Group PLC	594,060	4,607,248
Mediolanum S.p.A.	380,700	1,489,784
QBE Insurance Group Ltd.	665,161	10,122,626
Samsung Fire & Marine Insurance Co. Ltd.	59,808	9,479,186
SNS REAAL Groep N.V. (a)	598,257	2,596,146
Storebrand A.S.A. (a)	3,187,200	16,400,747

		$107,222,854

Internet – 0.4%
Iliad S.A. (l)	82,442	$6,394,673

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Universo Online S.A., IPS	393,500	$2,003,471

		$8,398,144

Leisure & Toys – 0.6%
Sankyo Co. Ltd.	230,200	$10,397,107
Shimano, Inc.	50,200	2,150,374

		$12,547,481

Machinery & Tools – 2.8%
Beml Ltd.	303,020	$6,464,038
Faiveley SA	33,600	2,198,839
GEA Group AG	750,500	14,908,686
GLORY Ltd.	429,400	9,346,733
Neopost S.A.	116,829	8,454,502
Rotork PLC	166,366	3,144,226
Sandvik AB	589,200	7,172,053
Sinotruk (Hong Kong) Ltd.	4,625,500	3,670,045
Union Tool Co.	183,700	4,671,053

		$60,030,175

Major Banks – 0.7%
Banco Santander Chile, ADR	91,830	$6,160,875
Julius Baer Group Ltd.	126,423	3,599,366
KBC Group N.V. (a)	130,582	5,008,588

		$14,768,829

Medical & Health Technology & Services – 2.9%
Diagnosticos da America S.A.	945,600	$8,900,689
Fleury S.A. (a)	524,100	5,804,299
Fresenius Medical Care AG & Co. KGaA	142,490	7,708,663
Kobayashi Pharmaceutical Co. Ltd.	321,800	13,659,790
Miraca Holdings, Inc.	502,800	15,063,173
SSL International PLC	979,448	11,721,307

		$62,857,921

Medical Equipment – 3.8%
Cochlear Ltd.	272,910	$17,000,088
Essilor International S.A.	183,209	10,908,332
QIAGEN N.V. (a)	233,493	4,523,116
Smith & Nephew PLC	1,086,446	10,229,023
Synthes, Inc.	234,787	26,997,700
Terumo Corp.	72,100	3,450,374
Waters Corp. (a)	62,687	4,055,849
Zimmer Holdings, Inc. (a)(s)	114,764	6,202,994

		$83,367,476

Metals & Mining – 2.8%
Grupo Mexico S.A.B. de C.V.	1,685,544	$3,975,017
Iluka Resources Ltd. (a)	5,130,300	19,872,020
Inmet Mining Corp.	219,543	8,692,628
National Aluminum Co. Ltd.	349,051	3,174,502
SSAB Svenskt Stal AB, “A”	174,000	2,332,148
Steel Authority of India Ltd.	1,634,167	6,719,534
Ternium S.A., ADR	138,400	4,556,128
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	172,000	4,584,443
voestalpine AG (l)	215,903	5,909,336

		$59,815,756

Natural Gas - Distribution – 0.2%
Tokyo Gas Co. Ltd.	757,000	$3,460,910

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.6%
Enagas S.A.	848,508	$12,751,862

Network & Telecom – 0.5%
High Tech Computer Corp.	838,925	$11,130,165

Oil Services – 1.6%
Acergy S.A.	405,658	$6,017,718
Aker Kvaerner A.S.A.	508,159	5,820,631
Fugro N.V.	137,477	6,285,941
Petrofac Ltd.	207,119	3,641,931
Petroleum Geo-Services ASA (a)	253,477	2,115,774
Saipem S.p.A.	181,933	5,529,095
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	117,550	5,340,280

		$34,751,370

Other Banks & Diversified Financials – 5.1%
Aeon Credit Service Co. Ltd.	437,200	$3,877,572
Banco Compartamos S.A.	854,800	4,499,034
Banco Panamericano S.A., IPS	1,242,200	6,021,745
Chiba Bank Ltd.	2,560,451	15,425,541
Credicorp Ltd.	42,900	3,899,181
CSU Cardsystem S.A.	1,717,990	7,995,078
Housing Development Finance Corp. Ltd.	171,419	10,767,719
Jyske Bank (a)	165,206	4,800,276
K-Green Trust NPV, IEU (a)	698,400	524,062
Komercni Banka A.S.	75,563	12,217,313
Macquarie Group Ltd.	268,743	8,270,283
Public Bank Berhad	40,588	148,613
Public Bank Berhad	2,140,000	7,872,458
Shizuoka Bank Ltd.	881,000	7,679,356
Siam Commercial Bank Public Co. Ltd.	747,400	1,874,846
Sydbank (a)	236,929	4,795,276
Unione di Banche Italiane Scpa	1,062,904	9,145,539

		$109,813,892

Pharmaceuticals – 3.2%
Genomma Lab Internacional S.A., “B” (a)	3,723,600	$12,365,886
Hisamitsu Pharmaceutical Co., Inc.	148,400	5,888,318
Merck KGaA	95,209	6,936,167
Novo Nordisk A/S, “B”	291,245	23,493,474
Santen Pharmaceutical Co. Ltd.	490,400	17,647,022
Virbac SA	25,000	2,655,735

		$68,986,602

Precious Metals & Minerals – 0.7%
Gold Fields Ltd.	200,000	$2,693,112
Lihir Gold Ltd.	3,700,000	13,358,204

		$16,051,316

Printing & Publishing – 0.4%
Reed Elsevier PLC	1,165,236	$8,602,131

Real Estate – 1.9%
Ascendas Real Estate Investment Trust, REIT	5,839,466	$7,537,456
Brasil Brokers Participacoes	1,438,700	4,638,911
China Overseas Land & Investment Ltd.	2,746,000	5,115,131
City Developments Ltd.	553,400	4,361,539
Deutsche Wohnen AG (a)	1,504,275	11,623,902
Hang Lung Properties Ltd.	967,000	3,708,864

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Midland Holdings Ltd.	5,828,000	$4,778,557

		$41,764,360

Special Products & Services – 0.3%
Filtrona PLC	2,307,793	$7,405,628

Specialty Chemicals – 3.2%
Akzo Nobel N.V.	217,731	$11,262,812
Croda International PLC	1,481,183	22,147,856
Linde AG	180,040	18,904,675
Mexichem S.A.B de C.V.	1,801,500	4,673,323
Symrise AG	643,568	13,295,587

		$70,284,253

Specialty Stores – 2.9%
Abc-Mart, Inc.	311,100	$12,206,080
Bulgari S.p.A. (l)	518,751	3,719,709
Carpetright PLC	274,957	2,615,875
Esprit Holdings Ltd.	2,424,168	13,073,093
Jumbo S.A.	502,515	3,044,859
NEXT PLC	469,622	13,897,141
Nitori Co. Ltd.	75,000	6,455,402
Point, Inc.	47,890	2,628,003
Shimamura Co. Ltd.	31,100	2,801,445
Yamada Denki Co. Ltd.	46,090	3,008,777

		$63,450,384

Telecommunications - Wireless – 0.9%
Cellcom Israel Ltd.	369,140	$9,228,500
Philippine Long Distance Telephone Co.	85,550	4,388,028
Vivo Participacoes S.A., ADR	212,000	5,495,040

		$19,111,568

Telephone Services – 2.3%
China Unicom Ltd.	7,353,252	$9,830,521
Empresa Nacional de Telecomunicaciones S.A.	464,230	6,248,678
PT XL Axiata Tbk (a)	22,455,500	10,054,594
Royal KPN N.V.	1,551,777	19,814,408
Telekom Austria AG	275,829	3,066,050

		$49,014,251

Tobacco – 1.2%
KT&G Corp.	142,632	$7,013,149
Swedish Match AB	859,549	18,725,493

		$25,738,642

Trucking – 1.9%
DSV	355,044	$5,094,197
TNT N.V.	856,272	21,581,700
Yamato Holdings Co. Ltd.	1,109,700	14,685,130

		$41,361,027

Utilities - Electric Power – 1.5%
Cheung Kong Infrastructure Holdings Ltd.	1,261,000	$4,668,720
CPFL Energia S.A.	246,900	5,390,764
Eletropaulo Metropolitana S.A., IPS	321,500	6,405,064
Equatorial Energia S.A.	701,800	6,318,144
Tanjong PLC	788,700	4,231,122
Tractebel Energia S.A.	465,600	5,465,963

		$32,479,777

Total Common Stocks		$2,104,857,526

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.0%
Morgan Stanley Repurchase Agreement, 0.03%, dated 6/30/10, due 7/01/10, total to be received $20,864,015 (secured by various U.S. Treasury and Federal Agency obligations valued at $21,281,279 in an individually traded account), at Value	20,863,998	$20,863,998

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	70,794,119	$70,794,119

Total Investments		$2,196,515,643

Other Assets, Less Liabilities – (1.1)%		(23,161,836)

Net Assets – 100.0%		$2,173,353,807

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $173,611. At June 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$2,199,005	$330,258,037	$—	$332,457,042
Japan	3,773,492	323,208,799	—	326,982,291
Brazil	151,421,912	—	—	151,421,912
Germany	252,250	145,763,136	—	146,015,386
Australia	—	121,679,236	—	121,679,236
France	—	109,364,161	—	109,364,161
Hong Kong	4,428,648	70,699,631	—	75,128,279
Netherlands	—	73,026,806	—	73,026,806
Switzerland	1,378,179	65,872,537	—	67,250,716
Other Countries	188,566,551	512,965,146	—	701,531,697
Short Term Securities	—	20,863,998	—	20,863,998
Mutual Funds	70,794,119	—	—	70,794,119

Total Investments	$422,814,156	$1,773,701,487	$—	$2,196,515,643

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/10 - continued

Of the level 2 investments presented above, equity investments amounting to $1,045,016,581 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,199,387,755

Gross unrealized appreciation	$239,182,284
Gross unrealized depreciation	(242,054,396)

Net unrealized appreciation (depreciation)	$(2,872,112)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,248,862	346,007,650	(323,462,393)	70,794,119

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64,633	$70,794,119

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	263,777	—	—	263,777

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$—	$—	$—	$6,914,749

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2010, are as follows:

United Kingdom	15.3%
Japan	15.0%
Brazil	7.0%
Germany	6.7%
Australia	5.6%
France	5.0%
Hong Kong	3.5%
Netherlands	3.4%
Switzerland	3.1%
India	2.7%
Other Countries	32.7%

10

MFS® Research Fund

6/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 2.5%
Goodrich Corp.	270,430	$17,915,987
Honeywell International, Inc.	343,630	13,411,879
Lockheed Martin Corp.	164,140	12,228,430

		$43,556,296

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	197,350	$13,330,992

Biotechnology – 1.9%
Amgen, Inc. (a)	351,650	$18,496,790
Gilead Sciences, Inc. (a)	434,870	14,907,344

		$33,404,134

Broadcasting – 1.1%
Discovery Communications, Inc., “A” (a)	144,870	$5,173,308
Walt Disney Co.	474,630	14,950,845

		$20,124,153

Brokerage & Asset Managers – 2.0%
Affiliated Managers Group, Inc. (a)	138,830	$8,436,699
Charles Schwab Corp.	430,250	6,100,945
CME Group, Inc.	21,860	6,154,683
Franklin Resources, Inc.	127,200	10,963,368
GFI Group, Inc.	686,060	3,828,215

		$35,483,910

Business Services – 1.5%
Accenture Ltd., “A”	406,290	$15,703,108
MasterCard, Inc., “A”	56,190	11,211,591

		$26,914,699

Cable TV – 1.0%
Comcast Corp., “Special A”	635,070	$10,434,200
DIRECTV, “A” (a)	213,530	7,242,938

		$17,677,138

Chemicals – 1.9%
Celanese Corp.	431,680	$10,753,149
Ecolab, Inc.	35,340	1,587,119
Monsanto Co.	473,500	21,885,170

		$34,225,438

Computer Software – 2.6%
Adobe Systems, Inc. (a)	363,670	$9,611,798
Autodesk, Inc. (a)	344,400	8,389,584
Oracle Corp.	1,295,470	27,800,786

		$45,802,168

Computer Software - Systems – 7.2%
3Par, Inc. (a)	523,910	$4,877,602
Apple, Inc. (a)(s)	234,890	59,081,882
Dell, Inc. (a)	1,064,680	12,840,041
EMC Corp. (a)	1,202,630	22,008,129
Hewlett-Packard Co.	679,160	29,394,045

		$128,201,699

Construction – 0.6%
Sherwin-Williams Co.	158,260	$10,950,009

Consumer Products – 2.5%
Colgate-Palmolive Co.	344,700	$27,148,572
Procter & Gamble Co.	297,100	17,820,058

		$44,968,630

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.7%
DeVry, Inc.	152,300	$7,994,227
Monster Worldwide, Inc. (a)	427,210	4,976,996

		$12,971,223

Electrical Equipment – 2.2%
Danaher Corp.	1,036,600	$38,478,592

Electronics – 2.9%
First Solar, Inc. (a)(l)	66,010	$7,513,918
Intel Corp.	1,340,010	26,063,194
Microchip Technology, Inc.	358,380	9,941,461
Samsung Electronics Co. Ltd., GDR	27,777	8,689,934

		$52,208,507

Energy - Independent – 3.2%
Anadarko Petroleum Corp.	267,020	$9,636,752
Apache Corp.	184,120	15,501,063
CONSOL Energy, Inc.	67,430	2,276,437
Massey Energy Co.	111,360	3,045,696
Noble Energy, Inc.	150,680	9,090,524
Occidental Petroleum Corp.	152,810	11,789,292
Southwestern Energy Co. (a)	138,980	5,370,187

		$56,709,951

Energy - Integrated – 4.5%
Chevron Corp. (s)	514,780	$34,932,971
Exxon Mobil Corp.	635,560	36,271,409
Hess Corp.	159,770	8,042,822

		$79,247,202

Engineering - Construction – 1.3%
Fluor Corp.	541,020	$22,993,350

Food & Beverages – 4.3%
Dr Pepper Snapple Group, Inc.	286,320	$10,705,505
General Mills, Inc.	529,160	18,795,763
Kellogg Co.	327,920	16,494,376
PepsiCo, Inc.	510,600	31,121,070

		$77,116,714

Food & Drug Stores – 0.7%
Walgreen Co.	397,780	$10,620,726
Whole Foods Market, Inc. (a)	52,300	1,883,846

		$12,504,572

Gaming & Lodging – 0.4%
International Game Technology	436,380	$6,851,166

General Merchandise – 3.0%
Dollar General Corp. (a)	219,410	$6,044,745
Kohl’s Corp. (a)	210,920	10,018,700
Target Corp.	435,200	21,398,784
Wal-Mart Stores, Inc.	325,900	15,666,013

		$53,128,242

Health Maintenance Organizations – 0.4%
WellPoint, Inc. (a)	158,010	$7,731,429

Insurance – 3.2%
ACE Ltd.	177,900	$9,158,292
Aflac, Inc.	245,240	10,464,391
Chubb Corp.	187,030	9,353,370
Genworth Financial, Inc. (a)	274,660	3,589,806

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	285,880	$10,794,829
Prudential Financial, Inc.	248,310	13,324,315

		$56,685,003

Internet – 1.7%
Google, Inc., “A” (a)	68,380	$30,425,681

Machinery & Tools – 0.4%
Bucyrus International, Inc.	135,530	$6,430,898

Major Banks – 8.1%
Bank of America Corp.	2,786,810	$40,046,460
Bank of New York Mellon Corp.	502,226	12,399,960
Goldman Sachs Group, Inc.	207,810	27,279,219
JPMorgan Chase & Co. (s)	1,119,330	40,978,671
KeyCorp	1,197,860	9,211,543
State Street Corp.	144,600	4,890,372
SunTrust Banks, Inc.	392,880	9,154,104

		$143,960,329

Medical & Health Technology & Services – 1.4%
DaVita, Inc. (a)	151,230	$9,442,801
Patterson Cos., Inc.	257,910	7,358,172
VCA Antech, Inc. (a)	312,980	7,749,385

		$24,550,358

Medical Equipment – 4.2%
Becton, Dickinson & Co.	247,480	$16,734,598
Medtronic, Inc.	478,110	17,341,050
St. Jude Medical, Inc. (a)	496,300	17,911,467
Thermo Fisher Scientific, Inc. (a)	274,680	13,473,054
Waters Corp. (a)	138,350	8,951,245

		$74,411,414

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	75,200	$3,546,432
United States Steel Corp.	200,910	7,745,081

		$11,291,513

Natural Gas - Distribution – 0.9%
EQT Corp.	84,900	$3,068,286
QEP Resources, Inc. (a)	242,900	7,488,607
Questar Corp. (a)	378,300	6,109,545

		$16,666,438

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	243,300	$4,447,524

Network & Telecom – 2.6%
Cisco Systems, Inc. (a)	1,646,890	$35,095,226
Juniper Networks, Inc. (a)	478,020	10,908,416

		$46,003,642

Oil Services – 2.5%
Dresser-Rand Group, Inc. (a)	111,790	$3,526,974
Halliburton Co.	659,820	16,198,581
Noble Corp.	233,080	7,204,503
Schlumberger Ltd.	325,290	18,001,549

		$44,931,607

Other Banks & Diversified Financials – 1.9%
American Express Co.	298,150	$11,836,555
Citigroup, Inc. (a)	2,277,430	8,563,137

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Marshall & Ilsley Corp.	671,030	$4,817,995
Zions Bancorporation	391,700	8,448,969

		$33,666,656

Pharmaceuticals – 4.4%
Abbott Laboratories	517,520	$24,209,586
Johnson & Johnson	678,550	40,075,163
Teva Pharmaceutical Industries Ltd., ADR	255,150	13,265,249

		$77,549,998

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., “B”	438,310	$12,961,344

Railroad & Shipping – 0.8%
Canadian National Railway Co.	235,890	$13,535,368

Restaurants – 1.0%
McDonald’s Corp.	262,790	$17,309,977

Specialty Chemicals – 1.5%
Albemarle Corp.	208,410	$8,275,961
Praxair, Inc.	173,580	13,190,344
Rockwood Holdings, Inc. (a)	199,725	4,531,760

		$25,998,065

Specialty Stores – 3.2%
Abercrombie & Fitch Co., “A”	264,770	$8,125,791
Amazon.com, Inc. (a)	84,480	9,230,285
Home Depot, Inc.	358,840	10,072,639
Limited Brands, Inc.	353,380	7,799,097
PetSmart, Inc.	300,010	9,051,302
Staples, Inc.	659,930	12,571,667

		$56,850,781

Telecommunications - Wireless – 0.3%
Cellcom Israel Ltd.	135,700	$3,392,500
Sprint Nextel Corp. (a)	476,990	2,022,438

		$5,414,938

Telephone Services – 2.9%
American Tower Corp., “A” (a)	214,630	$9,551,035
AT&T, Inc.	1,052,320	25,455,621
Qwest Communications International, Inc.	2,104,650	11,049,413
Virgin Media, Inc.	293,850	4,904,357

		$50,960,426

Tobacco – 2.4%
Altria Group, Inc.	828,460	$16,602,338
Philip Morris International, Inc.	573,880	26,306,659

		$42,908,997

Trucking – 1.3%
Expeditors International of Washington, Inc.	670,750	$23,147,582

Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	456,380	$14,741,074
Calpine Corp. (a)	216,510	2,754,007
CMS Energy Corp.	894,600	13,105,890
PG&E Corp.	384,870	15,818,157

		$46,419,128

Total Common Stocks		$1,741,107,881

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.9%
Other Banks & Diversified Financials – 0.6%
Citigroup, Inc., 7.5%	100,000	$11,300,000

Utilities - Electric Power – 0.3%
PPL Corp., 9.5%	85,160	$4,428,780

Total Convertible Preferred Stocks		$15,728,780

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 0.0%
Teck Resources Ltd. - August 2010 @ $60	26,108	$0
United States Steel Corp. - October 2010 @ $75	4,397	43,970

Total Call Options Purchased		$43,970

Issuer	Shares/Par
Collateral for Securities Loaned – 0.3%
Morgan Stanley, Repurchase Agreement, 0.03%, dated 6/30/10, due 7/01/10, total to be received $4,964,798 (secured by U.S. Treasury and Federal Agency obligations valued at $5,064,090 in an individually traded account), at Net Asset Value	4,964,794	$4,964,794

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	20,997,175	$20,997,175

Total Investments		$1,782,842,600

Other Assets, Less Liabilities – (0.4)%		(7,362,822)

Net Assets – 100.0%		$1,775,479,778

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $171,395. At June 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,700,607,456	$4,428,780	$—	$1,705,036,236
Canada	26,496,712	—	—	26,496,712
Israel	16,657,749	—	—	16,657,749
South Korea	—	8,689,934	—	8,689,934
Short Term Securities	—	4,964,794	—	4,964,794
Mutual Funds	20,997,175	—	—	20,997,175

Total Investments	$1,764,759,092	$18,083,508	$—	$1,782,842,600

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,912,943,374

Gross unrealized appreciation	$71,337,760
Gross unrealized depreciation	(201,438,534)

Net unrealized appreciation (depreciation)	$(130,100,774)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,652,341	271,748,947	(255,404,113)	20,997,175

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,737	$20,997,175

7

MFS® Total Return Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 55.6%
Aerospace – 4.1%
Goodrich Corp.	106,410	$7,049,663
Honeywell International, Inc.	469,110	18,309,363
Lockheed Martin Corp.	1,503,820	112,034,590
Northrop Grumman Corp.	661,490	36,011,516
Precision Castparts Corp.	77,750	8,002,030
United Technologies Corp.	1,165,350	75,642,869

		$257,050,031

Alcoholic Beverages – 0.7%
Diageo PLC	2,369,442	$37,126,929
Heineken N.V.	193,130	8,186,659

		$45,313,588

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	689,130	$46,550,732

Automotive – 0.2%
Johnson Controls, Inc.	549,410	$14,762,647

Broadcasting – 1.4%
Omnicom Group, Inc.	964,420	$33,079,606
Time Warner, Inc.	310,240	8,969,038
Walt Disney Co.	1,470,880	46,332,720

		$88,381,364

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	955,220	$13,545,020
Deutsche Boerse AG	109,900	6,677,176
Franklin Resources, Inc.	109,660	9,451,595

		$29,673,791

Business Services – 1.3%
Accenture Ltd., “A”	943,490	$36,465,889
Dun & Bradstreet Corp.	158,290	10,624,425
MasterCard, Inc., “A”	87,992	17,557,044
Visa, Inc., “A”	109,150	7,722,363
Western Union Co.	671,730	10,015,494

		$82,385,215

Cable TV – 0.2%
Comcast Corp., “Special A”	671,250	$11,028,638

Chemicals – 1.6%
3M Co.	602,220	$47,569,358
E.I. du Pont de Nemours & Co.	255,780	8,847,430
Monsanto Co.	117,700	5,440,094
PPG Industries, Inc.	657,050	39,692,391

		$101,549,273

Computer Software – 0.7%
Oracle Corp.	2,150,660	$46,153,164

Computer Software - Systems – 1.4%
Dell, Inc. (a)	835,660	$10,078,060
Hewlett-Packard Co.	797,680	34,523,590
International Business Machines Corp.	342,210	42,256,091

		$86,857,741

Construction – 0.6%
Pulte Homes, Inc. (a)	680,710	$5,636,279
Sherwin-Williams Co.	272,570	18,859,118
Stanley Black & Decker, Inc.	215,411	10,882,564

		$35,377,961

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.1%
Clorox Co.	199,150	$12,379,164
Procter & Gamble Co.	911,928	54,697,441

		$67,076,605

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	172,740	$7,336,268

Electrical Equipment – 0.8%
Danaher Corp.	926,270	$34,383,142
General Electric Co.	576,680	8,315,726
Tyco Electronics Ltd.	306,430	7,777,193

		$50,476,061

Electronics – 0.6%
Intel Corp.	1,979,400	$38,499,330

Energy - Independent – 2.4%
Anadarko Petroleum Corp.	321,140	$11,589,943
Apache Corp.	772,300	65,019,937
Devon Energy Corp.	217,855	13,271,727
EOG Resources, Inc.	280,800	27,622,296
Noble Energy, Inc.	311,590	18,798,225
Occidental Petroleum Corp.	161,270	12,441,981

		$148,744,109

Energy - Integrated – 3.7%
Chevron Corp.	837,015	$56,799,838
Exxon Mobil Corp.	1,499,078	85,552,381
Hess Corp.	547,250	27,548,565
Marathon Oil Corp.	567,130	17,632,072
TOTAL S.A., ADR	1,021,840	45,614,938

		$233,147,794

Engineering - Construction – 0.2%
Fluor Corp.	230,330	$9,789,025

Food & Beverages – 2.9%
General Mills, Inc.	909,000	$32,287,680
Groupe Danone	161,346	8,616,193
J.M. Smucker Co.	137,593	8,285,850
Kellogg Co.	355,790	17,896,237
Nestle S.A.	1,278,792	61,701,680
PepsiCo, Inc.	851,690	51,910,506

		$180,698,146

Food & Drug Stores – 0.9%
CVS Caremark Corp.	777,509	$22,796,564
Kroger Co.	534,720	10,528,637
Walgreen Co.	758,180	20,243,406

		$53,568,607

Gaming & Lodging – 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	72,800	$3,016,104

General Merchandise – 0.8%
Kohl’s Corp. (a)	161,870	$7,688,825
Target Corp.	489,680	24,077,566
Wal-Mart Stores, Inc.	419,610	20,170,653

		$51,937,044

Health Maintenance Organizations – 0.1%
WellPoint, Inc. (a)	114,480	$5,601,506

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.9%
ACE Ltd.	472,760	$24,337,685
Aflac, Inc.	173,910	7,420,740
Allstate Corp.	496,290	14,258,412
Aon Corp.	388,440	14,418,893
Chubb Corp.	245,470	12,275,955
MetLife, Inc.	1,944,390	73,420,166
Prudential Financial, Inc.	951,580	51,061,783
Travelers Cos., Inc.	892,810	43,970,893

		$241,164,527

Internet – 0.3%
eBay, Inc. (a)	192,990	$3,784,534
Google, Inc., “A” (a)	27,700	12,325,115

		$16,109,649

Leisure & Toys – 0.3%
Hasbro, Inc.	460,320	$18,919,152

Machinery & Tools – 0.3%
Eaton Corp.	315,940	$20,675,114

Major Banks – 7.5%
Bank of America Corp.	4,623,980	$66,446,593
Bank of New York Mellon Corp.	3,299,558	81,466,087
Goldman Sachs Group, Inc.	653,610	85,799,385
JPMorgan Chase & Co.	3,076,831	112,642,783
PNC Financial Services Group, Inc.	491,479	27,768,564
Regions Financial Corp.	383,650	2,524,417
State Street Corp.	1,066,010	36,052,458
Wells Fargo & Co.	2,295,760	58,771,456

		$471,471,743

Medical & Health Technology & Services – 0.2%
DaVita, Inc. (a)	152,480	$9,520,851

Medical Equipment – 1.8%
Becton, Dickinson & Co.	432,670	$29,257,145
Medtronic, Inc.	949,180	34,426,759
St. Jude Medical, Inc. (a)	528,940	19,089,445
Thermo Fisher Scientific, Inc. (a)	139,230	6,829,232
Waters Corp. (a)	320,800	20,755,760

		$110,358,341

Metals & Mining – 0.1%
United States Steel Corp.	165,550	$6,381,953

Natural Gas - Distribution – 0.1%
Sempra Energy	148,290	$6,938,489

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	714,190	$13,055,393

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	655,580	$13,970,410

Oil Services – 0.7%
Halliburton Co.	273,710	$6,719,581
National Oilwell Varco, Inc.	373,410	12,348,669
Noble Corp.	227,870	7,043,462
Schlumberger Ltd.	117,730	6,515,178
Transocean, Inc. (a)	186,600	8,645,178

		$41,272,068

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.2%
Marshall & Ilsley Corp.	1,208,750	$8,678,825
Zions Bancorporation	305,270	6,584,674

		$15,263,499

Pharmaceuticals – 3.9%
Abbott Laboratories	1,262,480	$59,058,814
Bayer AG	234,647	13,092,146
GlaxoSmithKline PLC	435,000	7,372,022
Johnson & Johnson	1,589,070	93,850,474
Merck & Co., Inc.	261,730	9,152,698
Pfizer, Inc.	3,760,555	53,625,514
Roche Holding AG	42,810	5,878,824

		$242,030,492

Railroad & Shipping – 0.2%
Canadian National Railway Co.	158,350	$9,086,123
Union Pacific Corp.	77,910	5,415,524

		$14,501,647

Restaurants – 0.3%
McDonald’s Corp.	254,460	$16,761,280

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	494,370	$32,040,120

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	420,030	$21,077,105
Home Depot, Inc.	345,500	9,698,185
Limited Brands, Inc.	46,300	1,021,841
Staples, Inc.	889,100	16,937,355

		$48,734,486

Telecommunications - Wireless – 0.8%
Vodafone Group PLC	23,827,493	$49,375,833
Vodafone Group PLC, ADR	108,900	2,250,963

		$51,626,796

Telephone Services – 1.8%
AT&T, Inc.	4,094,008	$99,034,054
CenturyTel, Inc.	410,737	13,681,649

		$112,715,703

Tobacco – 1.5%
Altria Group, Inc.	489,200	$9,803,568
Philip Morris International, Inc.	1,902,030	87,189,055

		$96,992,623

Trucking – 0.2%
United Parcel Service, Inc., “B”	227,320	$12,932,235

Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	479,900	$15,500,770
CenterPoint Energy, Inc.	290,720	3,825,875
CMS Energy Corp.	213,800	3,132,170
Dominion Resources, Inc.	595,408	23,066,106
Entergy Corp.	340,240	24,367,989
NextEra Energy, Inc.	369,440	18,013,894
Northeast Utilities	134,840	3,435,723
NRG Energy, Inc. (a)	461,700	9,792,657
PG&E Corp.	581,870	23,914,857
PPL Corp.	927,340	23,137,133

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Public Service Enterprise Group, Inc.	911,440	$28,555,415
		$176,742,589

Total Common Stocks		$3,485,153,904

Bonds – 43.3%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,165,822

Asset-Backed & Securitized – 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017 (z)	$7,252,142	$6,744,492
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	13,600,000	14,197,474
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	7,994,038	3,291,945
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,032,318	132,395
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,400,000	2,316,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	6,623,949
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	117,622	116,559
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	4,174,595
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	9,266,924
Crest G-Star, CDO, FRN, 1.008%, 2016	9,324,212	9,021,176
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	6,376,459	3,320,694
HSBC Credit Card Master Note Trust, FRN, 0.899%, 2013	11,831,000	11,826,709
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	772,740
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,090,972
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.407%, 2041	2,279,327	2,418,807
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	7,502,603
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	7,340,374	7,822,309
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	16,230,000	15,878,906
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050	5,520,000	1,485,710
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	9,544,389
Morgan Stanley Capital I, Inc., FRN, 0.919%, 2030 (i)(n)	43,312,636	1,749,341
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	5,235,476
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,242,000	2,995,143
Spirit Master Funding LLC, 5.05%, 2023 (z)	8,151,880	7,094,092
Structured Asset Securities Corp., FRN, 4.67%, 2035	3,398,433	3,319,477
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	18,785,000	18,451,615

		$156,394,492

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,551,904

Broadcasting – 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$3,029,159
News America, Inc., 8.5%, 2025	5,903,000	7,305,063

		$10,334,222

Building – 0.0%
CRH America, Inc., 6.95%, 2012	$1,296,000	$1,403,530

Cable TV – 0.3%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,155,584
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,899,992

		$16,055,576

Computer Software – 0.1%
Adobe Systems, Inc., 3.25%, 2015	$1,769,000	$1,816,678
Adobe Systems, Inc., 4.75%, 2020	4,156,000	4,284,869

		$6,101,547

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$9,080,582

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$9,636,000	$9,821,136

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,630,447

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,623,022

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$9,164,328

Emerging Market Quasi-Sovereign – 0.2%
Petroleos Mexicanos, 8%, 2019	$4,145,000	$4,932,550
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,526,652
Qtel International Finance Ltd., 7.875%, 2019 (n)	945,000	1,092,721
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	6,340,000	6,818,670

		$14,370,593

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$551,000	$659,823
Russian Federation, 3.625%, 2015 (z)	12,000,000	11,610,000

		$12,269,823

Energy - Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$6,053,595

Energy - Integrated – 0.4%
Hess Corp., 8.125%, 2019	$1,740,000	$2,169,007
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,864,382
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,381,419
Petro-Canada, 6.05%, 2018	9,475,000	10,669,077

		$23,083,885

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,560,872
Food & Beverages – 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$7,380,000	$9,643,210
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	3,082,000	3,675,781
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,664,529

		$20,983,520

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,584,017

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,366,256

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$5,994,615
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,612,447
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,433,946
Prudential Financial, Inc., 5.375%, 2020	1,490,000	1,509,036
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,462,812

		$15,012,856

Insurance - Property & Casualty – 0.3%
Allstate Corp., 5.55%, 2035	$7,742,000	$7,611,129
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	6,556,800
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	770,000	680,888
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,925,000	2,617,875

		$17,466,692

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$5,052,138

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
ING Bank N.V., 3.9%, 2014 (n)	$6,920,000	$7,418,288
Irish Life & Permanent PLC, 3.6%, 2013 (n)	8,600,000	8,520,613
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,073,027
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,316,687
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,233,885

		$46,614,638

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$5,865,000	$7,161,576
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	5,815,000	7,083,252

		$14,244,828

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,463,367

Major Banks – 1.6%
Bank of America Corp., 7.375%, 2014	$2,825,000	$3,166,150
Bank of America Corp., 5.49%, 2019	4,135,000	3,998,636
Bank of America Corp., 7.625%, 2019	3,980,000	4,559,122
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,784,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,079,513
Credit Suisse New York, 5.5%, 2014	8,200,000	8,965,388
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	5,029,503
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,434,704
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,624,091
JPMorgan Chase Capital XXVII, 7%, 2039	3,980,000	4,047,413
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,259,461
Morgan Stanley, 5.75%, 2016	6,120,000	6,165,410
Morgan Stanley, 6.625%, 2018	6,920,000	7,253,087
PNC Funding Corp., 5.625%, 2017	6,510,000	6,925,813
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	10,814,580
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,722,747
Wachovia Corp., 5.25%, 2014	4,613,000	4,885,102

		$102,714,720

Medical & Health Technology & Services – 0.4%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$5,378,601
CareFusion Corp., 6.375%, 2019	6,240,000	7,128,139
Hospira, Inc., 5.55%, 2012	3,080,000	3,279,430
Hospira, Inc., 6.05%, 2017	5,813,000	6,544,746

		$22,330,916

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018	$9,913,000	$10,367,818
Vale Overseas Ltd., 6.875%, 2039	3,005,000	3,139,317

		$13,507,135

Mortgage-Backed – 14.9%
Fannie Mae, 6.33%, 2011	$1,342,033	$1,370,327
Fannie Mae, 4.01%, 2013	971,130	1,022,402
Fannie Mae, 4.021%, 2013	3,049,579	3,212,979
Fannie Mae, 4.767%, 2013	542,580	575,800
Fannie Mae, 4.589%, 2014	4,779,053	5,130,261
Fannie Mae, 4.63%, 2014	2,422,865	2,602,592
Fannie Mae, 4.778%, 2014	188,752	201,260
Fannie Mae, 4.841%, 2014	4,319,055	4,663,335
Fannie Mae, 4.88%, 2014 - 2020	1,549,015	1,687,810
Fannie Mae, 4.565%, 2015	339,046	362,718
Fannie Mae, 4.78%, 2015	2,326,585	2,530,776
Fannie Mae, 4.856%, 2015	649,007	703,804

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.922%, 2015	4,641,993	$5,069,089
Fannie Mae, 5.19%, 2015	1,350,487	1,491,011
Fannie Mae, 5.09%, 2016	2,000,000	2,207,794
Fannie Mae, 5.66%, 2016	1,253,388	1,393,834
Fannie Mae, 5.725%, 2016	1,426,713	1,580,048
Fannie Mae, 5.05%, 2017	2,487,434	2,747,103
Fannie Mae, 5.5%, 2017 - 2038	172,966,801	186,590,584
Fannie Mae, 6%, 2017 - 2037	90,650,113	99,461,427
Fannie Mae, 4.5%, 2018 - 2035	31,241,567	33,110,895
Fannie Mae, 5%, 2018 - 2039	103,003,378	109,509,140
Fannie Mae, 7.5%, 2030 - 2032	993,281	1,131,738
Fannie Mae, 6.5%, 2031 - 2037	32,186,058	35,741,582
Freddie Mac, 6%, 2016 - 2037	56,507,619	61,862,957
Freddie Mac, 5%, 2017 - 2039	125,112,464	132,940,345
Freddie Mac, 4.5%, 2019 - 2039	55,557,448	58,201,682
Freddie Mac, 5.085%, 2019	6,789,000	7,430,144
Freddie Mac, 5.5%, 2019 - 2035	49,079,693	53,022,812
Freddie Mac, 6.5%, 2034 - 2037	15,259,357	16,849,016
Ginnie Mae, 5.5%, 2032 - 2035	21,378,621	23,273,405
Ginnie Mae, 6%, 2032 - 2038	18,109,727	19,897,753
Ginnie Mae, 4.5%, 2033 - 2040	9,416,275	9,872,520
Ginnie Mae, 5%, 2033 - 2039	43,897,598	46,915,543

		$934,364,486

Municipals – 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,743,230
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,918,122
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	12,025,000	14,726,657

		$23,388,009

Natural Gas - Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,981,005
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	5,812,311
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,294,721
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,854,522
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,407,087

		$31,349,646

Network & Telecom – 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$8,075,856
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,323,703
Telefonica Europe B.V., 7.75%, 2010	3,298,000	3,339,251
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,322,820

		$28,061,630

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,726,969

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$6,317,000	$6,769,885
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,585,980
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,184,629
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,577,980
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	2,980,679
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,279,270
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	10,598,700

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	$15,472,000	$15,589,603

		$62,566,726

Pharmaceuticals – 0.4%
Allergan, Inc., 5.75%, 2016	$9,860,000	$11,535,283
Pfizer, Inc., 7.2%, 2039	3,040,000	3,996,320
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,761,803

		$25,293,406

Railroad & Shipping – 0.0%
CSX Corp., 6.75%, 2011	$618,000	$640,165

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,080,142
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,483,857
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,889,382
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	5,190,534
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,318,495

		$22,962,410

Retailers – 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,968,687
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,245,035
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	13,003,922

		$18,217,644

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,589,387

Telecommunications - Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,227,778
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,082,182

		$14,309,960

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$4,662,000	$5,042,088

Transportation - Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$6,953,369

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,534,878
Small Business Administration, 8.8%, 2011	3,914	4,015
Small Business Administration, 4.35%, 2023	1,408,907	1,486,366
Small Business Administration, 4.77%, 2024	3,505,974	3,727,751
Small Business Administration, 5.18%, 2024	5,614,655	6,010,629
Small Business Administration, 5.52%, 2024	3,535,324	3,803,408
Small Business Administration, 4.99%, 2024	5,165,778	5,509,633
Small Business Administration, 4.95%, 2025	4,105,211	4,398,587

		$35,475,267

U.S. Treasury Obligations – 13.4%
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,829,074
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,150,848
U.S. Treasury Bonds, 6%, 2026	6,445,000	8,304,988
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	16,094,342
U.S. Treasury Bonds, 5.25%, 2029	21,388,000	25,739,132
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,770,163
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	6,548,590
U.S. Treasury Bonds, 5%, 2037	39,586,000	47,181,564
U.S. Treasury Bonds, 4.5%, 2039	19,745,000	21,747,261
U.S. Treasury Notes, 2.375%, 2010	4,813,000	4,830,486

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 2010	$24,803,000	$24,909,578
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,495,401
U.S. Treasury Notes, 5.125%, 2011	64,804,000	67,854,324
U.S. Treasury Notes, 1.375%, 2013	43,903,000	44,492,969
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,750,489
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,865,225
U.S. Treasury Notes, 3.125%, 2013	65,703,000	69,953,196
U.S. Treasury Notes, 2.75%, 2013	54,555,000	57,414,882
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,154,168
U.S. Treasury Notes, 1.875%, 2014	191,226,000	194,677,056
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,341,506
U.S. Treasury Notes, 4.25%, 2015	856,000	957,182
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,699,686
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,318,214
U.S. Treasury Notes, 3.75%, 2018	110,829,000	119,418,248

		$840,498,572

Utilities - Electric Power – 1.1%
Bruce Mansfield Unit, 6.85%, 2034	$13,607,945	$14,215,656
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,902,767
Exelon Generation Co. LLC, 6.25%, 2039	3,020,000	3,225,949
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	14,728,817
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,518,363
PSEG Power LLC, 6.95%, 2012	6,285,000	6,866,432
PSEG Power LLC, 5.32%, 2016 (n)	5,099,000	5,495,039
System Energy Resources, Inc., 5.129%, 2014 (z)	2,366,576	2,415,896
Waterford 3 Funding Corp., 8.09%, 2017	5,571,042	5,797,114

		$69,166,033

Total Bonds		$2,715,560,088

Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	61,130	$3,179,090

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	81,011,104	$81,011,104

Total Investments		$6,284,904,186

Other Assets, Less Liabilities – (0.3)%		(21,348,293)

Net Assets – 100.0%		$6,263,555,893

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,703,780, representing 3.1% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017	3/19/10	$6,727,428	$6,744,492
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	7,994,038	3,291,945
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	2,317,199	2,316,000

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Russian Federation, 3.625%, 2015	4/22/10	$11,938,980	$11,610,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,066,355	7,094,092
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,366,576	2,415,896

Total Restricted Securities			$33,472,425
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/10 - continued

The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,230,174,418	$3,179,090	$—	$3,233,353,508
United Kingdom	2,250,963	93,874,784	—	96,125,747
Switzerland	—	67,580,504	—	67,580,504
France	45,614,938	8,616,193	—	54,231,131
Germany	—	19,769,322	—	19,769,322
Canada	9,086,123	—	—	9,086,123
Netherlands	—	8,186,659	—	8,186,659
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	880,139,661	—	880,139,661
Non-U.S. Sovereign Debt	—	78,844,441	—	78,844,441
Municipal Bonds	—	23,388,009	—	23,388,009
Corporate Bonds	—	478,658,166	—	478,658,166
Residential Mortgage-Backed Securities	—	953,658,824	—	953,658,824
Commercial Mortgage-Backed Securities	—	103,899,832	—	103,899,832
Asset-Backed Securities (including CDOs)	—	33,200,322	—	33,200,322
Foreign Bonds	—	163,770,833	—	163,770,833
Mutual Funds	81,011,104	—	—	81,011,104

Total Investments	$3,368,137,546	$2,916,766,640	$—	$6,284,904,186

For further information regarding security characteristics, see the Portfolio of Investments .

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,228,915,677

Gross unrealized appreciation	$259,897,029
Gross unrealized depreciation	(203,908,520)

Net unrealized appreciation (depreciation)	$55,988,509

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,008,142	787,449,176	(767,446,214)	81,011,104

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$73,364	$81,011,104

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.